Commitments and Contingencies (Details)	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)
Peng Zhang [Member]
Commitments and Contingencies [Line Items]
Annual Base Salary	$ 28,285	¥ 180,000
Term	Until 2019	Until 2019
Li Wu [Member]
Commitments and Contingencies [Line Items]
Annual Base Salary	$ 20,742	¥ 132,000
Term	Until 2019	Until 2019
Wei Zhang [Member]
Commitments and Contingencies [Line Items]
Annual Base Salary	$ 18,857	¥ 120,000
Term	Until 2019	Until 2019
Xiang Bu [Member]
Commitments and Contingencies [Line Items]
Annual Base Salary	$ 18,857	¥ 120,000
Term	Until 2019	Until 2019
Zhenyu Chen [Member]
Commitments and Contingencies [Line Items]
Annual Base Salary	$ 18,857	¥ 120,000
Term	Until 2019	Until 2019